Other Income - Summary of Other Income (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of other income [Abstract]
Bank deposits	$ 6,412.8		$ 4,892.6	$ 3,928.0
Available-for-sale financial assets	2,091.4		816.2	35.8
Held-to-maturity financial assets	568.6		383.3	76.8
Structured product	391.9		225.4	88.7
Interest income	9,464.7	$ 319.3	6,317.5	4,129.3
Dividend income	145.6	4.9	137.4	621.5
Other income	$ 9,610.3	$ 324.2	$ 6,454.9	$ 4,750.8